Taxes (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Assessable profits (in Dollars) | $			$ 2,000,000
Income tax rate, percentage	25.00%	25.00%	25.00%
Percentage of fixed-rate income tax	1.00%	1.00%	1.00%
Total tax exemption (in Dollars) | $	$ 14,627			$ 12,505
U.S. federal corporate income tax rate, percentage	21.00%	21.00%	21.00%
Favorable tax rate, percentage	0.50%	0.50%	0.50%
Tax rates and tax exemption amount (in Dollars) | $	$ 57,717			$ 96,381
Effect of favorable tax rate (in Dollars per share) | $ / shares	$ 0.16			$ 0.62
Cumulative NOL (in Dollars) | $	$ 17,333,320					$ 16,104,143
Remaining balance carried forward (in Dollars) | $	$ 2,882,465
UFG entities [Member]
Taxes [Line Items]
Income tax rate, percentage	0.50%	0.50%	0.50%
Percentage of income tax assessed	0.50%	0.50%	0.50%
Xinjiang United Family [Member]
Taxes [Line Items]
Favorable tax rate, percentage	25.00%	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Percentage of subject to profit taxes rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars) | $			$ 2,000,000
Assessable profit, percentage	16.50%	16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Income tax rate, percentage	25.00%	25.00%	25.00%
United States [Member]
Taxes [Line Items]
Remaining balance carried forward (in Dollars) | $	$ 1,229,177
Percentage of valuation allowance for deferred tax assets	100.00%	100.00%	100.00%			100.00%
Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 33,000
Minimum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 33,000
Minimum [Member] | Xinjiang United Family [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		33,000
Minimum [Member] | PRC [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					33,000
Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					180,000
Maximum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		180,000
Maximum [Member] | Xinjiang United Family [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 180,000
Maximum [Member] | PRC [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 180,000
Taxable Net Income [Member]
Taxes [Line Items]
Percentage of income tax rate				0.50%	0.50%
Taxable Net Income [Member] | UFG entities [Member]
Taxes [Line Items]
Percentage of income tax assessed				0.50%	0.50%